Goodwill and Intangibles Level 4 (Details) - Rollforward of Goodwill (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 167	$ 169
Foreign Currency Translation	2	(2)
Goodwill, Ending Balance	169	167
EPCD [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	90	91
Foreign Currency Translation	0	(1)
Goodwill, Ending Balance	90	90
FPD [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	77	78
Foreign Currency Translation	2	(1)
Goodwill, Ending Balance	$ 79	$ 77